ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT’S PLANS (Details Narrative) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Accounting Policies [Abstract]
Accumulated deficit	$ 47,192,364	$ 37,731,476	$ 23,844,671
Cash	$ 7,340,840	$ 17,749,233